Schedule of Investments (unaudited) January 31, 2021	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.2%
Newcrest Mining Ltd.	257	$4,885
Woolworths Group Ltd.	265	8,242

		13,127

Belgium — 0.2%
Etablissements Franz Colruyt NV	19	1,172
Proximus SADP	570	12,012

		13,184

Canada — 4.0%
Agnico Eagle Mines Ltd.	352	24,573
Barrick Gold Corp.	2,358	52,664
Empire Co. Ltd., Class A	579	15,997
Franco-Nevada Corp.	272	32,402
Intact Financial Corp.	291	32,087
Loblaw Cos. Ltd.	734	35,444
Thomson Reuters Corp.	497	40,526
Wheaton Precious Metals Corp.	608	24,971

		258,664

China — 2.5%
Agricultural Bank of China Ltd., Class H	30,000	10,817
Alibaba Group Holding Ltd., ADR(a)	89	22,591
Bank of Communications Co. Ltd., Class H	24,000	12,977
China Construction Bank Corp., Class H	24,000	18,178
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	2,000	10,893
Industrial & Commercial Bank of China Ltd., Class H	25,000	15,947
Lenovo Group Ltd.	14,000	16,295
NetEase, Inc., ADR	120	13,799
Postal Savings Bank of China Co. Ltd., Class H(b)	13,000	9,275
TAL Education Group, ADR(a)	37	2,845
Tencent Holdings Ltd.	200	17,821
ZTO Express Cayman, Inc., ADR	287	9,494

		160,932

Denmark — 1.7%
Coloplast A/S, Class B	170	25,375
DSV Panalpina A/S	156	24,340
Genmab A/S(a)	46	18,315
Novo Nordisk A/S, Class B	317	22,085
Pandora A/S(a)	202	19,438

		109,553

Finland — 0.0%
Elisa OYJ	18	1,072

France — 2.5%
BNP Paribas SA(a)	844	40,474
EssilorLuxottica SA	138	19,521
Hermes International	15	15,305
Kering SA	25	16,408
Orange SA	2,350	27,581
Safran SA(a)	65	8,171
Sanofi	204	19,186
Societe Generale SA(a)	549	10,235
Worldline SA(a)(b)	83	7,016

		163,897

Germany — 1.4%
Deutsche Telekom AG, Registered Shares	822	14,617
Rational AG	15	14,444
RWE AG	538	23,112

Security	Shares	Value

Germany (continued)
Telefonica Deutschland Holding AG	1,876	$5,141
Vonovia SE	458	30,581

		87,895

Hong Kong — 1.2%
CLP Holdings Ltd.	2,500	23,461
Guangdong Investment Ltd.	8,000	14,012
HKT Trust & HKT Ltd., Class SS(c)	10,000	13,162
Jardine Strategic Holdings Ltd.	200	5,198
Power Assets Holdings Ltd.	3,500	18,573

		74,406

Ireland — 0.7%
Medtronic PLC	429	47,761

Italy — 0.1%
DiaSorin SpA	18	3,936

Japan — 8.8%
Ajinomoto Co., Inc.	1,300	30,740
Astellas Pharma, Inc.	800	12,986
Canon, Inc.	1,200	26,546
Daiwa House REIT Investment Corp.	2	5,388
FUJIFILM Holdings Corp.	200	11,456
GMO Payment Gateway, Inc.	100	14,247
Japan Post Holdings Co. Ltd.	1,200	9,543
KDDI Corp.	1,500	44,089
Kirin Holdings Co. Ltd.	900	19,345
Kose Corp.	100	16,072
Kyushu Railway Co.	600	12,601
Lawson, Inc.	100	4,857
McDonald’s Holdings Co. Japan Ltd.	200	9,753
MEIJI Holdings Co. Ltd.	200	13,652
Mitsubishi Estate Co. Ltd.	1,100	17,402
Mizuho Financial Group, Inc.	910	11,996
NEC Corp.	500	27,204
Nippon Telegraph & Telephone Corp.	2,600	64,984
Nissan Motor Co. Ltd.(a)	3,800	19,592
Nitori Holdings Co. Ltd.	100	19,846
NTT Data Corp.	1,000	14,361
Ono Pharmaceutical Co. Ltd.	100	2,985
Pan Pacific International Holdings Corp.	600	13,473
Recruit Holdings Co. Ltd.	500	21,749
Shimamura Co. Ltd.	100	11,106
Softbank Corp.	1,600	21,018
Sony Corp.	100	9,571
Suntory Beverage & Food Ltd.	800	27,946
Toyo Suisan Kaisha Ltd.	100	4,921
Yamada Holdings Co. Ltd.	5,100	25,999
Yamazaki Baking Co. Ltd.	1,200	22,093

		567,521

Luxembourg — 0.2%
ArcelorMittal SA(a)	683	14,957

Netherlands — 0.4%
Koninklijke Ahold Delhaize NV	857	24,600

Norway — 0.3%
Telenor ASA	1,237	20,406

Singapore — 0.3%
Singapore Telecommunications Ltd.	9,100	16,121

South Korea — 0.8%
Kakao Corp.(a)	73	28,678

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
LG Chem Ltd.	9	$7,341
SK Telecom Co. Ltd.	76	16,574

		52,593

Sweden — 1.3%
Hexagon AB, B Shares	378	32,941
Swedbank AB, A Shares(a)	1,014	19,079
Telefonaktiebolaget LM Ericsson, B Shares	512	6,447
Volvo AB, B Shares(a)	1,004	24,737

		83,204

Switzerland — 4.5%
EMS-Chemie Holding AG, Registered Shares	5	4,716
Givaudan SA, Registered Shares	1	4,029
Kuehne + Nagel International AG, Registered Shares	135	30,720
Nestle SA, Registered Shares	628	70,397
Novartis AG, Registered Shares	217	19,648
Roche Holding AG	220	75,925
Sika AG, Registered Shares	103	28,027
Sonova Holding AG, Registered Shares(a)	71	17,128
STMicroelectronics NV	210	8,418
Straumann Holding AG, Registered Shares	25	27,711

		286,719

Taiwan — 3.3%
Asustek Computer, Inc.	3,000	30,656
AU Optronics Corp.(a)	37,000	19,456
Chang Hwa Commercial Bank Ltd.	5,449	3,217
Chicony Electronics Co. Ltd.	4,000	12,335
China Development Financial Holding Corp.	52,000	16,542
China Steel Corp.	3,000	2,456
Chunghwa Telecom Co. Ltd.	4,000	15,439
CTBC Financial Holding Co. Ltd.	3,000	2,032
Lite-On Technology Corp.	20,000	39,171
Mega Financial Holding Co. Ltd.	5,000	5,022
Quanta Computer, Inc.	3,000	8,631
Synnex Technology International Corp.	16,000	25,785
Taiwan Cooperative Financial Holding Co. Ltd.	49,481	33,831

		214,573

United Kingdom — 1.9%
AstraZeneca PLC	269	27,441
Berkeley Group Holdings PLC	433	24,763
Farfetch Ltd., Class A(a)	35	2,143
Ferguson PLC	243	28,215
GlaxoSmithKline PLC	1,806	33,540
RELX PLC	248	6,140

		122,242

United States — 59.3%
Abbott Laboratories	245	30,280
Activision Blizzard, Inc.	69	6,279
Adaptive Biotechnologies Corp.(a)	298	16,530
Adobe, Inc.(a)	17	7,799
Air Products & Chemicals, Inc.	118	31,478
Alnylam Pharmaceuticals, Inc.(a)	28	4,213
Alphabet, Inc., Class C(a)	14	25,700
Altair Engineering, Inc., Class A(a)	685	38,312
Amazon.com, Inc.(a)	7	22,443
American Electric Power Co., Inc.	201	16,263
American Tower Corp.	175	39,788
American Water Works Co., Inc.	201	31,963
Amgen, Inc.	65	15,693
Aon PLC, Class A	55	11,171

Security	Shares	Value

United States (continued)
Applied Materials, Inc.	539	$52,111
AT&T, Inc.	16	458
Automatic Data Processing, Inc.	52	8,586
AutoZone, Inc.(a)	8	8,947
Baxter International, Inc.	504	38,722
Berkshire Hathaway, Inc., Class B(a)	264	60,158
BigCommerce Holdings, Inc., Series-1(a)	157	12,551
Black Knight, Inc.(a)	114	9,313
Booz Allen Hamilton Holding Corp.	152	12,946
Boston Scientific Corp.(a)	621	22,008
Brown & Brown, Inc.	301	12,970
C.H. Robinson Worldwide, Inc.	441	37,732
Cadence Design Systems, Inc.(a)	82	10,692
Campbell Soup Co.	221	10,632
Cboe Global Markets, Inc.	299	27,427
Charter Communications, Inc., Class A(a)	78	47,390
Cigna Corp.	22	4,775
Cisco Systems, Inc.	940	41,905
Citrix Systems, Inc.	297	39,593
Clorox Co.	132	27,649
Colgate-Palmolive Co.	662	51,636
Comcast Corp., Class A	826	40,945
Consolidated Edison, Inc.	435	30,789
Costco Wholesale Corp.	97	34,186
Crowdstrike Holdings, Inc., Class A(a)	314	67,761
Crown Castle International Corp.	132	21,022
Danaher Corp.	118	28,065
DocuSign, Inc.(a)	103	23,988
Dollar General Corp.	51	9,925
Dominion Energy, Inc.	326	23,762
Domino’s Pizza, Inc.	46	17,055
Duke Realty Corp.	586	23,182
Dynatrace, Inc.(a)	512	21,253
Ecolab, Inc.	62	12,680
Edwards Lifesciences Corp.(a)	57	4,707
Electronic Arts, Inc.	209	29,929
Eli Lilly & Co.	72	14,974
Evergy, Inc.	315	16,925
Expedia Group, Inc.(a)	145	17,995
Extra Space Storage, Inc.	104	11,834
F5 Networks, Inc.(a)	34	6,662
Facebook, Inc., Class A(a)	24	6,200
Fair Isaac Corp.(a)	17	7,652
Fortune Brands Home & Security, Inc.	258	22,253
General Mills, Inc.	350	20,335
Genuine Parts Co.	213	19,996
Gilead Sciences, Inc.	516	33,850
Global Payments, Inc.	316	55,780
Henry Schein, Inc.(a)	71	4,675
Hilton Worldwide Holdings, Inc.(a)	243	24,638
Home Depot, Inc.	163	44,144
Humana, Inc.	23	8,812
Intel Corp.	179	9,936
Intuit, Inc.	105	37,929
Jack Henry & Associates, Inc.	160	23,166
Johnson & Johnson	134	21,859
JPMorgan Chase & Co.	285	36,671
Kellogg Co.	199	11,729
Keysight Technologies, Inc.(a)	205	29,026
Kimberly-Clark Corp.	147	19,419
Kroger Co.	582	20,079
L3Harris Technologies, Inc.	12	2,058

2

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Lam Research Corp.	7	$3,388
Liberty Broadband Corp., Class C(a)	49	7,156
Lockheed Martin Corp.	84	27,033
Lowe’s Cos., Inc.	285	47,552
Marsh & McLennan Cos., Inc.	363	39,897
Masco Corp.	667	36,225
Mastercard, Inc., Class A	165	52,188
McDonald’s Corp.	5	1,039
Merck & Co., Inc.	958	73,833
Micron Technology, Inc.(a)	937	73,339
Microsoft Corp.	338	78,402
Mondelez International, Inc., Class A	417	23,118
Motorola Solutions, Inc.	17	2,848
Netflix, Inc.(a)	76	40,462
New Relic, Inc.(a)	367	27,591
Newmont Corp.	1,213	72,295
NextEra Energy, Inc.	864	69,872
Oracle Corp.	155	9,367
Paychex, Inc.	39	3,405
Paycom Software, Inc.(a)	73	27,721
PayPal Holdings, Inc.(a)	104	24,368
PepsiCo, Inc.	534	72,928
Pfizer, Inc.	669	24,017
Procter & Gamble Co.	271	34,745
Progressive Corp.	118	10,288
Qualcomm, Inc.	483	75,483
Regeneron Pharmaceuticals, Inc.(a)	90	45,346
Republic Services, Inc., Class A	252	22,811
salesforce.com, Inc.(a)	265	59,773
Seagen, Inc.(a)	159	26,119
Silk Road Medical, Inc.(a)	303	16,523
Southern Co.	437	25,748
Square, Inc., Class A(a)	80	17,277
Starbucks Corp.	98	9,487
Stryker Corp.	172	38,014
Take-Two Interactive Software, Inc.(a)	159	31,872
Target Corp.	162	29,350
Teladoc Health, Inc.(a)	29	7,651
Thermo Fisher Scientific, Inc.	45	22,936
TJX Cos., Inc.	542	34,710
TransDigm Group, Inc.(a)	119	65,840
TransUnion	89	7,747
Travelers Cos., Inc.	183	24,943
Tyler Technologies, Inc.(a)	2	846
U.S. Bancorp	688	29,481
UnitedHealth Group, Inc.	177	59,044
VeriSign, Inc.(a)	67	13,003
Verizon Communications, Inc.	1,458	79,825
Vertex Pharmaceuticals, Inc.(a)	31	7,101
Viatris, Inc.(a)	19	323
Visa, Inc., Class A	276	53,337
Vistra Corp.	743	14,838
Walmart, Inc.	326	45,800

Security	Shares	Value

United States (continued)
Walt Disney Co.(a)	430	$72,313
Waste Connections, Inc.	226	22,263
Waste Management, Inc.	163	18,145
WEC Energy Group, Inc.	131	11,646
Western Union Co.	847	18,863
Weyerhaeuser Co.	642	20,024
Workday, Inc., Class A(a)	147	33,447
Xilinx, Inc.	314	40,999
Zentalis Pharmaceuticals, Inc.(a)	204	7,827
Zillow Group, Inc., Class C(a)	231	30,136
Zoetis, Inc.	92	14,191
Zoom Video Communications, Inc., Class A(a)	51	18,976

		3,811,094

Total Common Stocks — 95.6% (Cost: $5,308,816)		6,148,457

Investment Companies

United States — 0.9% iShares Gold Trust(a)(d)	3,328	58,406

Total Investment Companies — 0.9% (Cost: $50,898)		58,406

Total Long-Term Investments — 96.5% (Cost: $5,359,714)		6,206,863

Short-Term Securities

Money Market Funds — 4.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(d)(e)	272,304	272,304

Total Short-Term Securities — 4.3% (Cost: $272,304)		272,304

Options Purchased — 0.0% (Cost: $1,550)		1,666

Total Investments Before Options Written — 100.8% (Cost: $5,633,568)		6,480,833

Options Written — (0.0)% (Premiums Received: $(449))		(268)

Total Investments, Net of Options Written — 100.8% (Cost: $5,633,119)		6,480,565
Liabilities in Excess of Other Assets — (0.8)%		(50,603)

Net Assets — 100.0%		$6,429,962

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock GA Disciplined Volatility Equity Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$330,505	$—	$(58,201	)(a)	$—	$—	$272,304	272,304	$19	$—
iShares Gold Trust	102,062	—	(41,391)		3,261	(5,526)	58,406	3,328	—	—

					$3,261	$(5,526)	$330,710		$19	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
SGX Nifty 50 Index	7	02/25/21	$192	$(6,664)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

INR	7,812,000	USD	104,929	Citibank N.A.	03/12/21	$1,632

CHF	109,000	USD	123,399	JPMorgan Chase Bank N.A.	03/19/21	(870)
JPY	11,650,000	USD	112,504	Bank of America N.A.	03/19/21	(1,231)

						(2,101)

						$(469)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Microsoft Corp	1	03/19/21	USD	230.00	USD	23	$1,193

OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put
USD Currency	Morgan Stanley & Co. International PLC	04/12/21	JPY	103.00	USD	100	$473

OTC Options Written

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
USD Currency	Morgan Stanley & Co. International PLC	04/12/21	JPY	108.00	USD	100	$(152)

Put
USD Currency	Morgan Stanley & Co. International PLC	04/12/21	JPY	100.00	USD	100	(116)

							$(268)

4

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock GA Disciplined Volatility Equity Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$13,127	$—	$13,127
Belgium	—	13,184	—	13,184
Canada	258,664	—	—	258,664
China	48,729	112,203	—	160,932
Denmark	—	109,553	—	109,553
Finland	—	1,072	—	1,072
France	—	163,897	—	163,897
Germany	14,444	73,451	—	87,895
Hong Kong	5,198	69,208	—	74,406
Ireland	47,761	—	—	47,761
Italy	—	3,936	—	3,936
Japan	—	567,521	—	567,521
Luxembourg	—	14,957	—	14,957
Netherlands	—	24,600	—	24,600
Norway	—	20,406	—	20,406
Singapore	—	16,121	—	16,121
South Korea	—	52,593	—	52,593
Sweden	—	83,204	—	83,204
Switzerland	—	286,719	—	286,719
Taiwan	—	214,573	—	214,573
United Kingdom	2,143	120,099	—	122,242
United States	3,811,094	—	—	3,811,094
Investment Companies	58,406	—	—	58,406
Short-Term Securities
Money Market Funds	272,304	—	—	272,304
Options Purchased
Equity Contracts	1,193	—	—	1,193
Foreign Currency Exchange Contracts	—	473	—	473

	$4,519,936	$1,960,897	$—	$6,480,833

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$1,632	$—	$1,632

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock GA Disciplined Volatility Equity Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(6,664)	$—	$—	$(6,664)
Foreign Currency Exchange Contracts	—	(2,369)	—	(2,369)

	$(6,664)	$(737)	$—	$(7,401)

(a)

Derivative financial instruments are futures contracts, forward foreign currency exchange contracts and options written. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Currency Abbreviation

CHF	Swiss Franc

INR	Indian Rupee

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

6